Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Cash and cash equivalents

6. Cash and cash equivalents

	December 31,	December 31,
	2025	2024
Cash at bank and on hand	1,638,612	3,341,738
Total cash and cash equivalents	1,638,612	3,341,738

Split by currency:

	December 31,	December 31,
	2025	2024
CHF	88.77%	80.84%
USD	4.10%	14.90%
EUR	4.46%	2.42%
GBP	2.68%	1.84%
Total	100.00%	100.00%

The Group invests its cash balances into a variety of current and deposit accounts mainly with two Swiss bank whose external credit rating is P-1/A-1.

All cash and cash equivalents were held either at banks or on hand as of December 31, 2025 and December 31, 2024.

Credit quality of cash and cash equivalents

The table below shows the cash and cash equivalents by credit rating of the major counterparties:

	December 31,	December 31,
	2025	2024
External credit rating of counterparty
P-1 / A-1	1,613,227	3,302,810
P-2 / A-1	2,617	6,681
Other	22,654	32,132
Cash on hand	114	115
Total cash and cash equivalents	1,638,612	3,341,738

External credit ratings of counterparties were obtained from Moody’s (P-) or Standard & Poor’s (A-)